Intangible Assets - Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Decrease in goodwill	₩ (449)	₩ 3,218
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Decrease in goodwill		₩ 3,218